Income Taxes - Additional Information (Details) $ in Thousands, $ in Millions		1 Months Ended	12 Months Ended				36 Months Ended
	Mar. 16, 2007	Oct. 31, 2025	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2017	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Income Taxes
Statutory income tax rate			25.00%	25.00%	25.00%
U.S. federal income tax rate			21.00%	21.00%	21.00%
Tax loss carry forwards							$ 1,064,971	$ 645,876
Tax loss carry forwards period			10 years			5 years
Operating loss carry forwards expiration start year			2027
Operating loss carry forwards expiration end year			2036
Deferred tax assets valuation allowance							170,985	125,678	$ 30,042	$ 13,871
Unrecognized tax benefit							$ 5,182	$ 5,011
Canaan Creative (SH) Co., Ltd.
Income Taxes
Income tax holiday, description			Canaan Creative (SH) is qualified as an as an integrated circuit enterprise and enjoying a 5-year tax holiday (two-year full exemption followed by three-year half reduction) beginning from 2022 after utilizing all prior years tax losses. Therefore, Canaan Creative (SH) is eligible to enjoy a preferential tax rate of 0% from 2022 to 2023 and 12.5% from 2024 to 2026.
Income tax holiday period			5 years
Income tax full exemption holiday period			2 years
Income tax half reduction holiday period			3 years
Minimum
Income Taxes
Percentage of foreign state income tax rate			3.50%	3.50%	3.50%
Maximum
Income Taxes
Percentage of foreign state income tax rate							8.84%
Other PRC Subsidiaries
Income Taxes
Statutory income tax rate			25.00%
Withholding income tax rate on dividends			10.00%
Tax Year 2019 to 2021 | Canaan Creative Co., Ltd
Income Taxes
Preferential tax rate			15.00%
Tax Year 2022 to 2023 | Canaan Creative (SH) Co., Ltd.
Income Taxes
Preferential tax rate			0.00%
Tax Year 2024 to 2026 | Canaan Creative (SH) Co., Ltd.
Income Taxes
Preferential tax rate			12.50%
Tax Year 2022 to 2024 | Canaan Creative Co., Ltd
Income Taxes
Preferential tax rate			15.00%
Tax Year 2022 to 2024 | Canaan Creative (SH) Co., Ltd.
Income Taxes
Preferential tax rate			15.00%
Tax year 2025 to 2028 | Canaan Creative Co., Ltd
Income Taxes
Preferential tax rate		15.00%
Tax year 2025 to 2028 | Canaan Creative (SH) Co., Ltd.
Income Taxes
Preferential tax rate			15.00%
CHINA
Income Taxes
Statutory income tax rate	25.00%
Singapore
Income Taxes
Statutory income tax rate			17.00%	17.00%	17.00%
HONG KONG
Income Taxes
Statutory income tax rate			16.50%	16.50%	16.50%
Income tax rate			8.25%	8.25%	8.25%
Assessable profits			$ 2	$ 2	$ 2
HONG KONG | Other PRC Subsidiaries | FIE
Income Taxes
Ownership percentage							25.00%
HONG KONG | Other PRC Subsidiaries | Maximum
Income Taxes
Withholding income tax rate			5.00%